Related Party Transactions - Additional Information (Detail)								1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Nov. 01, 2014 USD ($) shares	Oct. 17, 2014 USD ($) Agreement	Sep. 08, 2014 shares	Aug. 15, 2014 USD ($)	Jul. 21, 2014 USD ($)	Jan. 01, 2012 USD ($) shares	Oct. 31, 2014 shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 shares	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) NotesPayable	Dec. 31, 2013 USD ($) NotesPayable	Dec. 31, 2012 USD ($)	Jun. 30, 2014 USD ($)	Mar. 28, 2014 USD ($)	Oct. 28, 2013 USD ($)	Sep. 20, 2013 USD ($)
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties, Current										$ 678,877		$ 474,888	$ 678,877	$ 111,794
Escrow Deposit										400,476		90,000	400,476
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares				346,875
Contribution from related parties														810,000	$ 561,000
Deposits and other assets										$ 104,726		$ 172,212	$ 104,726	98,726
Restricted Stock Units (RSUs) [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares								50,000			70,000
Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares											20,000
Territory Rights Agreement [Member]
Related Party Transactions (Details) [Line Items]
Deposits and other assets																	$ 500,000
Agreement term												5 years
Revenue recognition period												5 years
Deferred revenue												$ 375,000
Investor [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties, Current															94,000
Debt Instrument, Face Amount															$ 125,000
Debt Instrument, Interest Rate, Stated Percentage															0.00%
Debt Instrument, Maturity Date, Description															due on demand
Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Manufacturing Costs														480,000	$ 510,000
Escrow Deposit			$ 190,400
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties, Current															$ 775,038
Debt Instrument, Face Amount							$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Maturity Date, Description							due on demand
Equity Method Investment, Ownership Percentage							100.00%			100.00%			100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares							4,000,000
Debt Instrument, Collateral							secured with 1,000,000 shares of the Company's common stock
Number of Promissory Notes | NotesPayable													4
Due to Related Parties, Current										$ 388,477			$ 388,477			$ 284,488
Number of real estate purchase agreements on which escrow deposits paid | Agreement			8
Repayments of Related Party Debt						$ 75,000
Percentage of ownership by co-founder													100.00%
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #1 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount										250,000			$ 250,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #2 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount										100,000			100,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable 3 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount										500,000			500,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #4 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount										$ 375,000			$ 375,000
Affiliated Entity [Member] | Kind Clinics, LLC [Member]
Related Party Transactions (Details) [Line Items]
Equity Method Investment, Ownership Percentage															100.00%
Related Party Transaction, Amounts of Transaction															$ 113,613
Affiliated Entity [Member] | Vincent Chase Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount					$ 100,000													$ 100,000	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage					0.00%
Debt Instrument, Maturity Date, Description					payable on demand
Equity Method Investment, Ownership Percentage										100.00%			100.00%
Related Party Transaction, Amounts of Transaction													$ 168,625	$ 262,500	$ 230,706
Number of Promissory Notes | NotesPayable														2
Due to Related Parties, Current														$ 111,794
Affiliated Entity [Member] | Dr. Bruce Consulting [Member]
Related Party Transactions (Details) [Line Items]
Equity Method Investment, Ownership Percentage										100.00%			100.00%
Related Party Transaction, Amounts of Transaction									$ 500,000				$ 43,750	$ 133,991
Former Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares										20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 20,000
Former Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares	50,000	70,000
Former Chief Executive Officer [Member] | Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares		20,000
Related Party And Shareholder [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction													150,000
Deposits and other assets										$ 400,000			$ 400,000				$ 500,000
Agreement term													5 years
Revenue recognition period													5 years